Statement of Investments

July 31, 2025

Reaves Utility Income Fund	Statement of Investments

July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 117.49%
Diversified Telecommunications Services - 8.65%
Cogent Communications Holdings, Inc.	642,300	$29,282,457
Deutsche Telekom AG(a)	4,526,042	162,598,060
Frontier Communications Parent, Inc.(a)(b)	599,200	22,014,608
Rogers Communications, Inc., Class B(a)	648,000	21,643,649
Telus Corp.	3,873,400	62,394,838
		297,933,612
Electric Utilities - 19.52%
Entergy Corp.(a)	1,534,600	138,773,878
IDACORP, Inc.(a)	1,287,100	161,312,243
NextEra Energy, Inc.(a)	330,500	23,485,330
Pinnacle West Capital Corp.(a)	1,137,200	103,053,064
PPL Corp.(a)	3,015,346	107,617,699
TXNM Energy, Inc.	2,441,722	138,665,392
		672,907,606
Electronic Equipment, Instruments & Components - 1.24%
Vertiv Holdings Co.(a)	293,400	42,719,040

Gas Utilities - 0.76%
Atmos Energy Corp.(a)	147,000	22,920,240
Chesapeake Utilities Corp.	30,000	3,596,400
		26,516,640
Independent Power and Renewable Electricity Producers - 23.55%
Constellation Energy Corp.(a)	553,320	192,466,830
Talen Energy Corp.(a)	1,009,796	381,268,676
Vistra Corp.(a)	1,140,500	237,839,870
		811,575,376
Industrials - 3.99%
Dycom Industries, Inc.(b)	110,000	29,569,100
Everus Construction Group, Inc.(b)	12,500	928,250
GE Vernova, Inc.(a)	15,000	9,904,350
Quanta Services, Inc.(a)	238,900	97,024,457
		137,426,157
Materials - 8.33%
Cameco Corp.(a)	1,297,200	97,199,196
Centrus Energy Corp.(b)	181,558	39,107,593

See Accompanying Notes to Statement of Investments

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Reaves Utility Income Fund	Statement of Investments

July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 117.49% (continued)
Materials - 8.33% (continued)
MP Materials Corp.(a)(b)	2,455,909	$151,038,404
		287,345,193
Media - 3.15%
Charter Communications, Inc., Class A(a)(b)	164,600	44,336,656
Comcast Corp., Class A(a)	1,832,400	60,890,652
Lamar Advertising Co.(a)	25,000	3,056,250
		108,283,558
Multi-Utilities - 30.23%
Alliant Energy Corp.(a)	697,715	45,358,452
Ameren Corp.(a)	486,500	49,199,745
CenterPoint Energy, Inc.(a)	5,031,007	195,303,692
CMS Energy Corp.(a)	1,516,361	111,907,442
DTE Energy Co.(a)	461,300	63,848,533
Enel SpA	4,685,257	41,346,951
MDU Resources Group, Inc.	50,000	862,500
NiSource, Inc.(a)	2,745,100	116,529,495
OGE Energy Corp.(a)	1,098,395	49,889,101
PG&E Corp.(a)	2,070,000	29,021,400
Public Service Enterprise Group, Inc.(a)	1,100,000	98,769,000
Sempra Energy(a)	1,206,378	98,536,955
Xcel Energy, Inc.(a)	1,918,600	140,901,984
		1,041,475,250
Oil, Gas & Consumable Fuels - 6.32%
DT Midstream, Inc.(a)	546,563	56,148,417
EQT Corp.(a)	880,000	47,300,000
Marathon Petroleum Corp.(a)	150,000	25,528,500
ONEOK, Inc.(a)	555,239	45,590,674
Williams Cos., Inc.(a)	725,000	43,463,750
		218,031,341
Real Estate Investment Trusts (REITs) - 7.18%
American Tower Corp.(a)	117,072	24,396,634
Crown Castle, Inc.(a)	155,000	16,288,950
Digital Realty Trust, Inc.(a)	49,000	8,645,560
Equinix, Inc.(a)	141,241	110,898,196
SBA Communications Corp., Class A(a)	389,200	87,461,024
		247,690,364

See Accompanying Notes to Statement of Investments

Statement of Investments | July 31, 2025	3

Reaves Utility Income Fund	Statement of Investments

July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 117.49% (continued)
Road & Rail - 3.30%
CSX Corp.(a)	150,000	$5,331,000
Norfolk Southern Corp.(a)	219,300	60,965,400
Old Dominion Freight Line, Inc.(a)	30,000	4,477,500
Union Pacific Corp.(a)	195,100	43,306,347
		114,080,247
Water Utilities - 0.51%
American Water Works Co., Inc.(a)	125,000	17,530,000

Wireless Telecommunication Services - 0.76%
Telenor ASA(a)	1,012,388	15,540,249
T-Mobile US, Inc.(a)	45,000	10,728,450
		26,268,699
TOTAL COMMON STOCKS
(Cost $3,044,031,519)		4,049,783,083

LIMITED PARTNERSHIPS - 4.25%
Oil, Gas & Consumable Fuels - 4.25%
Enterprise Products Partners LP	3,593,940	111,376,201
MPLX LP(a)	670,500	35,201,250
		146,577,451
TOTAL LIMITED PARTNERSHIPS
(Cost $136,133,870)		146,577,451

PREFERRED STOCKS - 0.04%
Utilities - 0.04%
SCE Trust IV, Class J, Perpetual Maturity, 5.375%(c)	63,125	1,505,531

TOTAL PREFERRED STOCKS
(Cost $1,188,178)		1,505,531

See Accompanying Notes to Statement of Investments

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Reaves Utility Income Fund	Statement of Investments

July 31, 2025 (Unaudited)

	SHARES	VALUE
MONEY MARKET FUNDS - 1.30%
Federated Hermes Treasury Obligations Fund, Institutional Class, 4.170% (7-Day Yield)	44,921,022	$44,921,022
TOTAL MONEY MARKET FUNDS
(Cost $44,921,022)		44,921,022

TOTAL INVESTMENTS - 123.08%
(Cost $3,226,274,589)		4,242,787,087

Leverage Facility - (23.21)%		(800,000,000)

Other Assets in Excess of Liabilities - 0.13%(d)		4,590,007

NET ASSETS - 100%		$3,447,377,093

(a)	Pledged security; a portion or all of the security is pledged as collateral for borrowings. As of July 31, 2025, the aggregate value of those securities was $1,600,002,071, representing 46.41% of net assets.
(b)	Non-income producing security.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Includes cash which is being held as collateral for interest rate swaps.

Percentages are stated as a percent of the net assets applicable to common shareholders.

Interest Rate Swap Contracts

Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Fixed Rate	Notional Amount	Value	Unrealized Appreciation
SOFR	Receive	04/23/27	3.435%	$200,000,000	$978,494	$978,494
SOFR	Receive	04/23/27	3.508%	1,000,000	3,666	3,666
				$201,000,000	$982,160	$982,160

See Accompanying Notes to Statement of Investments

Statement of Investments | July 31, 2025	5

Reaves Utility Income Fund	Notes to Statement of Investments

July 31, 2025 (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Reaves Utility Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003. The Fund’s investment objective is to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund is a diversified investment company for purpose of the 1940 Act. The Agreement and Declaration of Trust provides that the Board of Trustees (the “Board” or “Trustees”) may authorize separate classes of shares of beneficial interest. The Fund’s common shares are listed on the NYSE American LLC (the “Exchange”) and trade under the ticker symbol “UTG”.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Statement of Investments. The preparation of the Statement of Investments is in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: Investments in the Fund are recorded at their estimated fair value. The net asset value per common share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s asset values under normal market conditions. For domestic equity securities, foreign equity securities and funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of a domestic and foreign equity security not traded on an exchange, or if such closing prices are not otherwise available, the mean of the closing bid and ask price will be used. The fair value for debt obligations is generally the evaluated mean price supplied by the Fund’s primary and/or secondary independent third-party pricing service, approved by the Board. An evaluated mean is considered to be a daily fair valuation price which may use a matrix, formula or other objective method that takes into consideration various factors, including, but not limited to: structured product markets, fixed income markets, interest rate movements, new issue information, trading, cash flows, yields, spreads, credit quality and other pertinent information as determined by the pricing services evaluators and methodologists. If the Fund’s primary and/or secondary independent third-party pricing services are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Interest rate swaps are priced based on valuations provided by a Board approved independent third party pricing agent. If an interest rate swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund's investment adviser, Reaves Asset Management ("Reaves" or the "Adviser"), as the valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are not reflective of their market values. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s or counterparty’s management; the prospects for the industry of the issuer, borrower or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more non-affiliated independent broker quotes for the sale price of the portfolio security; and other relevant factors.

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Reaves Utility Income Fund	Notes to Statement of Investments

July 31, 2025 (Unaudited)

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Statement of Investments | July 31, 2025	7

Reaves Utility Income Fund	Notes to Statement of Investments

July 31, 2025 (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of July 31, 2025:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$4,049,783,083	$–	$–	$4,049,783,083
Limited Partnerships	146,577,451	–	–	146,577,451
Preferred Stocks	1,505,531	–	–	1,505,531
Money Market Funds	44,921,022	–	–	44,921,022
TOTAL	$4,242,787,087	$–	$–	$4,242,787,087

Other Financial Instruments**
Interest Rate Swaps	$–	$982,160	$–	$982,160
TOTAL	$–	$982,160	$–	$982,160

*	For detailed descriptions and other security classifications, see the accompanying Statement of Investments.
**	Other financial instruments are derivative instruments reflected in the Statement of Investments.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2025, the Fund’s outstanding borrowings of $800,000,000 under its Credit Agreement are categorized as Level 2 within the fair value hierarchy.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day the Exchange is open into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the Exchange (normally, 4:00 p.m. New York time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Distributions to Shareholders: The Fund intends to make a level distribution each month to common shareholders after payment of interest on any outstanding borrowings. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by the Fund are distributed at least annually. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Security Transactions and Investment Income: Security transactions are accounted for as of trade date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from investment transactions are determined using the first-in first-out basis for both financial reporting and income tax purposes. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Distributions from real estate investment trusts (“REITs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. Distributions from Limited Partnerships (“LPs”) are recorded as income and return of capital based on information reported by the LPs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and LPs and actual amounts may differ from the estimated amounts.

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Reaves Utility Income Fund	Notes to Statement of Investments

July 31, 2025 (Unaudited)

Swap Agreements: The Fund invested in swap agreements during the period. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market ("OTC swaps") or may be executed in a multilateral or other trade facility platform, such as a registered exchange ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked-to-market daily and changes in value, including the accrual of periodic amounts of interest, are recorded daily within net change in unrealized appreciation/depreciation on swaps. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate ("variation margin"). Each day the Fund may pay or receive cash, equal to the variation margin of the centrally cleared swap. OTC swap payments received or paid at the beginning of the measurement period represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors).

Generally, the basis of the OTC swaps is the unamortized premium received or paid. The periodic swap payments received or made by the Fund as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any.

Interest Rate Swap Contracts: The Fund may engage in interest rate swaps. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap", (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor", (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Statement of Investments | July 31, 2025	9

Reaves Utility Income Fund	Notes to Statement of Investments

July 31, 2025 (Unaudited)

NOTE 2. BORROWINGS

The Fund has entered into a Credit Agreement with State Street Bank and Trust Company. Under the terms of the Credit Agreement, the Fund is allowed to borrow up to $800,000,000 (“Commitment Amount”). Interest is charged at a rate of the one month SOFR (“Secured Overnight Financing Rate”) plus 0.65%. Borrowings under the Credit Agreement are secured by all or a portion of assets of the Fund that are held by the Fund’s custodian in a memo-pledged account (the “pledged collateral”). Under the terms of the Credit Agreement, a commitment fee applies when the amount outstanding is less than 80% of the Commitment Amount. This commitment fee is equal to 0.15% times the Commitment Amount less the amount outstanding under the Credit Agreement and is computed daily and payable quarterly in arrears.

As of July 31, 2025, the amount of outstanding borrowings was $800,000,000, the interest rate was 5.01% and the value of pledged collateral was $1,600,002,071.

NOTE 3. SUBSEQUENT EVENT

Effective, August 18, 2025, the Commitment Amount increased to $1,000,000,000.

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